Summary of Significant Accounting Policies - Goodwill and Other Intangible Assets (Details)	12 Months Ended
Dec. 31, 2020
Client relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years
Client relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	15 years
Provider Network
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	15 years
Technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	5 years
Trade Names
Finite-Lived Intangible Assets [Line Items]
Estimated useful life	10 years